Taxes on Income - Roll-forward of Total Amounts of Company's Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 14,954	$ 14,404	$ 18,687
Increases in unrecognized tax benefits as a result of tax positions taken during the year	14,462	375	1,478
Increase in unrecognized tax benefits as a result of tax positions taken during prior years	6,455	547	974
Decreases in unrecognized tax benefits as a result of statute of limitations expirations and tax audits	(4,882)	(372)	(6,735)
Balance at end of year	$ 30,989	$ 14,954	$ 14,404